Income Taxes - Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Effective Income Tax Rate
Statutory U.S. tax rate	35.00%	35.00%	35.00%
State income taxes--net of federal benefit	0.80%	0.90%	1.10%
International income taxes - net	(6.30%)	(2.70%)	(3.90%)
U.S. TCJA - net impacts	10.10%
U.S. research and development credit	(0.70%)	(0.50%)	(0.50%)
Reserves for tax contingencies	2.20%	0.20%	(1.00%)
Domestic Manufacturer's deduction	(1.80%)	(1.80%)	(1.80%)
Employee share-based payments	(3.20%)	(2.80%)	(0.10%)
All other--net	(0.60%)		0.30%
Effective worldwide tax rate (as a percent)	35.50%	28.30%	29.10%